Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories consist of the following:
Raw materials	$ 3,327	$ 78,858
Work in progress	74,940	163,831
Supplies	58,014	99,018
Finished goods	134,531	313,240
Inventory, Gross, Total	270,812	654,947
Raw materials, work in progress and supplies consigned to third parties	$ 6,746	$ 14,185